Supplementary Oil And Gas Information (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 35,968	$ 42,298	$ 30,057
Production	(8,480)	(8,712)	(7,152)
Transportation	(9,302)	(9,973)	(6,604)
Depletion, depreciation and amortization	(6,413)	(7,353)	(5,724)
Asset retirement obligation accretion	(366)	(281)	(185)
Income tax	(1,879)	(2,906)	(1,848)
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	27,796	33,020	24,160
Production	(8,089)	(8,381)	(6,851)
Transportation	(1,558)	(1,431)	(1,184)
Depletion, depreciation and amortization	(6,397)	(7,337)	(5,709)
Asset retirement obligation accretion	(366)	(281)	(185)
Petroleum revenue tax	273	483	33
Income tax	(2,684)	(3,552)	(2,396)
Results of operations	8,975	12,521	7,868
North America | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	26,773	31,698	23,111
Production	(7,606)	(7,830)	(6,377)
Transportation	(1,550)	(1,424)	(1,176)
Depletion, depreciation and amortization	(5,690)	(5,417)	(5,407)
Asset retirement obligation accretion	(312)	(241)	(158)
Petroleum revenue tax	0	0	0
Income tax	(2,700)	(3,896)	(2,317)
Results of operations	8,915	12,890	7,676
North Sea | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	442	635	611
Production	(342)	(437)	(383)
Transportation	(7)	(6)	(7)
Depletion, depreciation and amortization	(494)	(1,747)	(160)
Asset retirement obligation accretion	(46)	(33)	(21)
Petroleum revenue tax	273	483	33
Income tax	70	442	(29)
Results of operations	(104)	(663)	44
Offshore Africa | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	581	687	438
Production	(141)	(114)	(91)
Transportation	(1)	(1)	(1)
Depletion, depreciation and amortization	(213)	(173)	(142)
Asset retirement obligation accretion	(8)	(7)	(6)
Petroleum revenue tax	0	0	0
Income tax	(54)	(98)	(50)
Results of operations	$ 164	$ 294	$ 148